Fair Value, Option, Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Quantitative Disclosures [Line Items]
Other assets, carried at fair value	$ 3,065	$ 2,512
Trading assets - loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading assets, loans	886	1,387
Trading assets, loans, unpaid principal	935	1,410
Trading assets, loans, aggregate difference	(49)	(23)
Nonaccrual loans	0	0
Nonaccrual loans, Unpaid principal	0	1
Nonaccrual loans, Aggregate difference	0	(1)
Mortgages held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Mortgages held for sale	13,539	15,565
Mortgages held for sale, Unpaid principal	13,265	15,246
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	274	319
Nonaccrual loans	161	160
Nonaccrual loans, Unpaid principal	228	252
Nonaccrual loans, Aggregate difference	(67)	(92)
Loans 90 days or more past due and still accruing	19	27
Loans 90 days or more past due and still accruing, Unpaid principal	22	30
Loans 90 days or more past due and still accruing, Aggregate difference	(3)	(3)
Loans held for sale [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	(5)	(9)
Loans held for sale	0	1
Loans held for sale, Unpaid principal	5	10
Nonaccrual loans	0	1
Nonaccrual loans, Unpaid principal	5	10
Nonaccrual loans, Aggregate difference	(5)	(9)
Loans [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, Loans held for sale and Mortgages held for sale, aggregate difference	132	261
Loans	5,316	5,788
Loans, Unpaid principal	5,184	5,527
Nonaccrual loans	305	367
Nonaccrual loans, Unpaid principal	322	376
Nonaccrual loans, Aggregate difference	(17)	(9)
Other assets [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Other assets, carried at fair value	$ 3,065	$ 2,512